Loss on Financial Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Loss on Financial Liability
Loss on Halo note receivables	$ 656
Gain/Loss on Financial Liability	(238)	$ (161)
Total	$ 418	$ (161)